S-K 1603(a) SPAC Sponsor - Archimedes Tech SPAC Sponsors II LLC [Member]	Sep. 02, 2026
SPAC Sponsor [Line Items]
SPAC Sponsor, Affiliate, or Promoter	Sponsor
SPAC Sponsor Name	Archimedes Tech SPAC Sponsors II LLC
SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor Business, General Character [Text Block]	Archimedes Tech SPAC Partners II Co. 2093 Philadelphia Pike #1968 Claymont, DE 19703 Attention: Long Long, Chief Executive Officer E-mail: long@archimedesspac2.com